Columbia Variable Portfolio – Select Mid Cap Value Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 3.2%
Entertainment 1.6%
Take-Two Interactive Software, Inc.(a)	27,381	4,208,734
Media 1.6%
Nexstar Media Group, Inc., Class A	25,721	4,252,967
Total Communication Services		8,461,701
Consumer Discretionary 10.0%
Hotels, Restaurants & Leisure 2.1%
Hyatt Hotels Corp., Class A	35,889	5,462,306
Household Durables 2.4%
D.R. Horton, Inc.	34,012	6,488,469
Leisure Products 2.1%
Hasbro, Inc.	76,707	5,547,450
Specialty Retail 3.4%
Burlington Stores, Inc.(a)	16,217	4,272,855
O’Reilly Automotive, Inc.(a)	4,177	4,810,234
Total		9,083,089
Total Consumer Discretionary		26,581,314
Consumer Staples 4.4%
Consumer Staples Distribution & Retail 3.0%
Dollar Tree, Inc.(a)	34,356	2,415,914
U.S. Foods Holding Corp.(a)	89,487	5,503,450
Total		7,919,364
Food Products 1.4%
Tyson Foods, Inc., Class A	63,234	3,766,217
Total Consumer Staples		11,685,581
Energy 4.5%
Oil, Gas & Consumable Fuels 4.5%
Devon Energy Corp.	121,905	4,768,924
Marathon Petroleum Corp.	43,168	7,032,499
Total		11,801,423
Total Energy		11,801,423
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 19.3%
Banks 4.9%
Popular, Inc.	68,082	6,826,582
Regions Financial Corp.	264,582	6,172,698
Total		12,999,280
Capital Markets 2.1%
Carlyle Group, Inc. (The)	125,347	5,397,442
Consumer Finance 2.1%
Discover Financial Services	39,366	5,522,656
Financial Services 4.0%
Global Payments, Inc.	48,255	4,942,277
Voya Financial, Inc.	72,191	5,718,971
Total		10,661,248
Insurance 6.2%
Hanover Insurance Group, Inc. (The)	42,786	6,337,034
Kemper Corp.	62,424	3,823,470
Reinsurance Group of America, Inc.	28,187	6,141,102
Total		16,301,606
Total Financials		50,882,232
Health Care 7.9%
Health Care Equipment & Supplies 1.5%
Zimmer Biomet Holdings, Inc.	37,290	4,025,456
Health Care Providers & Services 4.4%
Centene Corp.(a)	60,827	4,579,056
Humana, Inc.	7,413	2,347,994
Quest Diagnostics, Inc.	30,388	4,717,737
Total		11,644,787
Life Sciences Tools & Services 2.0%
Agilent Technologies, Inc.	34,628	5,141,565
Total Health Care		20,811,808
Industrials 16.2%
Building Products 2.4%
Trane Technologies PLC	16,133	6,271,381
Electrical Equipment 2.8%
AMETEK, Inc.	43,189	7,415,983

Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.1%
Ingersoll Rand, Inc.	83,981	8,243,575
ITT, Inc.	52,852	7,901,903
Total		16,145,478
Passenger Airlines 1.8%
Southwest Airlines Co.	158,610	4,699,614
Professional Services 3.1%
CACI International, Inc., Class A(a)	16,162	8,154,699
Total Industrials		42,687,155
Information Technology 9.3%
Communications Equipment 2.2%
Motorola Solutions, Inc.	12,704	5,712,099
Electronic Equipment, Instruments & Components 2.6%
Corning, Inc.	153,545	6,932,557
Semiconductors & Semiconductor Equipment 4.5%
Marvell Technology, Inc.	46,650	3,364,398
ON Semiconductor Corp.(a)	64,043	4,650,162
Teradyne, Inc.	28,608	3,831,470
Total		11,846,030
Total Information Technology		24,490,686
Materials 6.8%
Chemicals 2.7%
Chemours Co. LLC (The)	153,430	3,117,698
FMC Corp.	59,741	3,939,321
Total		7,057,019
Metals & Mining 4.1%
ATI, Inc.(a)	90,524	6,056,961
Freeport-McMoRan, Inc.	98,289	4,906,587
Total		10,963,548
Total Materials		18,020,567
Real Estate 9.3%
Health Care REITs 2.5%
Welltower, Inc.	51,707	6,620,047
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial REITs 2.2%
First Industrial Realty Trust, Inc.	105,945	5,930,801
Specialized REITs 4.6%
Gaming and Leisure Properties, Inc.	106,618	5,485,496
Lamar Advertising Co., Class A	48,871	6,529,166
Total		12,014,662
Total Real Estate		24,565,510
Utilities 8.6%
Electric Utilities 4.5%
Entergy Corp.	54,396	7,159,057
PG&E Corp.	242,496	4,794,146
Total		11,953,203
Independent Power and Renewable Electricity Producers 1.8%
AES Corp. (The)	238,809	4,790,509
Multi-Utilities 2.3%
Ameren Corp.	68,897	6,025,732
Total Utilities		22,769,444
Total Common Stocks (Cost $182,730,940)		262,757,421

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	1,808,626	1,808,445
Total Money Market Funds (Cost $1,808,102)		1,808,445
Total Investments in Securities (Cost: $184,539,042)		264,565,866
Other Assets & Liabilities, Net		(587,949)
Net Assets		263,977,917
Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Select Mid Cap Value Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	645,537	34,864,795	(33,702,165)	278	1,808,445	299	91,815	1,808,626
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Variable Portfolio – Select Mid Cap Value Fund  | 2024

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